The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value(1)	Value
Convertible Bonds and Notes—0.6%
Health Care—0.6%
Exact Sciences Corp. 144A 2.000%, 3/1/30(2)	$9,766	$13,843
Total Convertible Bonds and Notes (Identified Cost $13,399)		13,843

Corporate Bonds and Notes—5.3%
Communication Services—1.3%
DISH Network Corp. 144A 11.750%, 11/15/27(2)	12,201	12,570
EchoStar Corp. 10.750%, 11/30/29	17,299	18,687
		31,257

Financials—2.3%
Apollo Commercial Real Estate Finance, Inc. 144A 4.625%, 6/15/29(2)	5,485	5,441
Frontier Communications Holdings LLC
5.875%, 11/1/29	16,699	16,799
144A 6.000%, 1/15/30(2)	23,463	23,603
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	880	621
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	5,357	5,734
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	4,088	4,092
		56,290

Information Technology—0.1%
ams-OSRAM AG RegS 10.500%, 3/30/29(3)	2,990 EUR	3,618
Materials—0.3%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	8,202	8,183
Real Estate—1.3%
Kennedy-Wilson, Inc.
4.750%, 2/1/30	12,894	12,811
5.000%, 3/1/31	18,939	18,894
		31,705

Total Corporate Bonds and Notes (Identified Cost $130,973)		131,053

Leveraged Loans—0.2%
Media / Telecom - Telecommunications—0.2%
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 10.700%, 5/13/27(4)	5,192	4,789
Total Leveraged Loans (Identified Cost $5,134)		4,789

	Shares	Value
Common Stocks—46.8%
Communication Services—16.8%
Electronic Arts, Inc.(5)	660,873	$134,732
Endeavor Group Holdings, Inc. Class A (6)(7)(8)	4,740,188	143,533
Liberty Broadband Corp. Class A(7)	144,002	7,232
Warner Bros Discovery, Inc.(7)	4,711,588	129,380
		414,877

Consumer Staples—0.2%
CN Healthy Food Tech Group Corp.(7)(9)	37,475	207
Kenvue, Inc.	281,611	4,855
Treehouse Foods, Inc.(6)(7)	464,569	1,103
		6,165

Energy—2.1%
Coterra Energy, Inc.	1,325,369	46,574
Valaris Ltd.(7)	47,022	4,610
		51,184

Financials—8.0%
Acropolis Infrastructure(6)(7)	315,662	—
Brighthouse Financial, Inc.(7)	37,181	2,227
Cantaloupe, Inc.(7)	376,024	4,065
DigitalBridge Group, Inc.	2,664,540	41,087
Janus Henderson Group plc	192,122	9,869
ProAssurance Corp.(7)	1,302,996	32,210
Webster Financial Corp.(5)	1,544,626	107,228
Zalatoris Acquisition Corp.(6)(7)	252,668	—
		196,686

Health Care—3.2%
Apellis Pharmaceuticals, Inc.(7)	177,107	7,125
Atrium Therapeutics, Inc.(7)	46,590	623
Hologic, Inc.(7)	374,704	28,324
Inhibrx, Inc.(7)	198,509	223
Masimo Corp.(7)	117,770	20,948
Penumbra, Inc.(7)	62,650	20,572
		77,815

Industrials—11.8%
Air Lease Corp. Class A	284,389	18,468
Chart Industries, Inc.(5)(7)	460,340	95,176
Norfolk Southern Corp.	435,637	125,028
UniFirst Corp.	211,770	53,279
		291,951

Information Technology—3.3%
Clearwater Analytics Holdings, Inc. Class A (7)	2,157,153	51,016
Onestream, Inc. Class A(7)	553,338	13,280
Qorvo, Inc.(7)	218,187	16,888
		81,184

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Materials—1.4%
Sealed Air Corp.	847,851	$35,652
Total Common Stocks (Identified Cost $1,128,075)		1,155,514

Affiliated Mutual Fund—4.2%
Equity Fund—4.2%
Virtus Westchester Event-Driven Fund Class I(10)(11)(12)	10,027,381	103,483
Total Affiliated Mutual Fund (Identified Cost $105,150)		103,483

Rights—0.1%
Financials—0.1%
Aimei Health Technology Co., Ltd., 11/17/28(7)	269,392	86
Axiom Intelligence Acquisition Corp. 1, 10/20/30(7)	143,743	22
Bayview Acquisition Corp., 11/30/28(7)	233,688	39
BEST SPAC I Acquisition Corp., 02/01/30(7)	41,072	4
Black Hawk Acquisition Corp., 12/31/26(7)	9,803	13
Cal Redwood Acquisition Corp., 05/15/30(7)	123,178	22
Cayson Acquisition Corp., 12/31/27(7)	134,839	22
Drugs Made In America Acquisition Corp., 10/15/29(7)	458,571	25
DT Cloud Acquisition Corp., 02/14/29(7)	124,820	29
Emmis Acquisition Corp., 09/26/30(7)	144,253	17
GSR IV Acquisition Corp., 09/05/30(7)	76,528	147
IB Acquisition Corp., 09/28/26(7)	344,716	36
Jackson Acquisition Co. II, 12/31/99(7)	781,676	79
Jena Acquisition Corp. II, 03/31/30(7)	328,390	42
K&F Growth Acquisition Corp. II, 08/29/31(7)	206,991	22
Kochav Defense Acquisition Corp. Class R, 05/21/30(7)	938,080	197
Lakeshore Acquisition III Corp., (7)	360,704	65
Mountain Lake Acquisition Corp., 12/31/26(7)	619,745	161
Oyster Enterprises II Acquisition Corp., 03/31/30(7)	768,972	115
Pantages Capital Acquisition Corp., 12/31/26(7)	367,393	59
Pershing Tontine Spar, 09/29/33(6)(7)	136,884	62
Sizzle Acquisition Corp. II, (7)	910,825	180
Soulpower Acquisition Corp., 12/31/49(7)	669,501	121
Tavia Acquisition Corp., 11/26/29(7)	363,217	47
Thayer Ventures Acquisition Corp. II, 05/15/30(7)	232,490	35
UY Scuti Acquisition Corp., 03/03/30(7)	291,138	32
Wintergreen Acquisition Corp., 12/18/26(7)	3,715	— (13)
		1,679

Health Care—0.0%
ABIOMED, Inc., 12/31/49(6)(7)	60,860	110
Akouos, Inc., 12/31/49(6)(7)	336,679	252
Bristol-Myers Squibb Co., 12/31/35(6)(7)	453,175	623
		985

Total Rights (Identified Cost $1,677)		2,664

Warrants—0.1%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp., 02/16/29(7)	187,379	17
	Shares	Value

Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(6)(7)	61,000	$—
AA Mission Acquisition Corp. II, 09/09/31(7)	197,480	32
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(7)	124,247	22
Alchemy Investments Acquisition Corp. 1, 06/26/28(7)	183,897	29
Aldel Financial II, Inc., 10/10/29(7)	274,770	71
AltEnergy Acquisition Corp., 11/02/28(7)	62,809	4
Archimedes Tech SPAC Partners II Co., 04/02/30(7)	171,663	88
Armada Acquisition Corp. II, 05/20/30(7)	82,020	49
Berto Acquisition Corp., 04/28/30(7)	31,113	8
Blue Water Acquisition Corp. III, 12/31/26(7)	163,328	73
Cartesian Growth Corp. II, 07/12/28(7)	69,832	6
Cartesian Growth Corp. III, 03/06/30(7)(9)	92,475	60
Centurion Acquisition Corp., 08/01/29(7)	49,373	6
Copley Acquisition Corp., 05/23/30(7)	334,561	50
Corner Growth Acquisition Corp., 12/31/27(6)(7)	62,938	—
Dune Acquisition Corp. II, 06/12/30(7)	393,117	106
Fact II Acquisition Corp., 12/20/29(7)	49,780	20
Galata Acquisition Corp. II, 09/18/30(7)	48,079	12
Gesher Acquisition Corp. II, 03/12/30(7)	99,312	22
Goal Acquisitions Corp., 02/11/27(7)	564,935	— (13)
Gores Holdings X, Inc., 06/20/31(7)	105,845	53
Graf Global Corp., 08/07/29(7)	94,292	12
Keen Vision Acquisition Corp., 09/15/28(7)	502,127	15
Launch Two Acquisition Corp., 11/26/29(7)	117,471	18
Lightwave Acquisition Corp., 06/24/30(7)	203,258	49
Live Oak Acquisition Corp. V, 04/17/30(7)	67,428	98
New Providence Acquisition Corp. III, 04/24/30(7)	301,244	57
Newbury Street II Acquisition Corp., 12/29/29(7)	189,039	34
NewHold Investment Corp. III, 04/17/30(7)	86,725	39
Oxley Bridge Acquisition Ltd., 08/15/30(7)	82,131	16
Perimeter Acquisition Corp. I, 06/17/30(7)	61,598	37
Pioneer Acquisition I Corp., 06/17/30(7)	354,902	75
Plum Acquisition Corp. III, 03/31/28(7)	83,333	13
Republic Digital Acquisition Co., 10/31/31(7)	31,113	14
Roman DBDR Acquisition Corp. II, 02/03/30(7)	123,638	26
SIM Acquisition Corp. I, 08/28/29(7)	147,304	40
Stellar V Capital Corp., 03/24/30(7)	82,858	18
Target Global Acquisition I Corp., 12/31/27(7)	125,200	1
Texas Ventures Acquisition III Corp., 05/15/31(7)	95,429	46
Titan Acquisition Corp., 06/02/30(7)	607,318	158
Voyager Acquisition Corp., 05/16/31(7)	160,809	22
Wen Acquisition Corp., 05/15/31(7)	157,954	51
		1,550

Health Care—0.0%
Tevogen Bio Holdings, Inc., 11/04/26(7)	83,731	3
Information Technology—0.0%
iLearningEngines Holdings, Inc., 04/16/29(7)	403,622	— (13)
LeddarTech Holdings, Inc., 12/21/28(7)	155,088	— (13)
		—

Total Warrants (Identified Cost $2,517)		1,570

Shares/Units
Special Purpose Acquisition Companies—29.8%
1RT Acquisition Corp.(7)	22,325	229
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares/Units	Value
A Paradise Acquisition Corp.(7)	82,202	$866
A Paradise Acquisition Corp. Class A(7)	327,404	3,330
AA Mission Acquisition Corp. II Class A(7)	394,961	3,961
Abony Acquisition Corp. I(7)	103,187	1,026
Activate Energy Acquisition Corp.(7)	288,175	2,887
Activate Energy Acquisition Corp. Class A(7)	206,387	2,041
Agriculture & Natural Solutions Acquisition Corp.(7)	1,852,650	20,898
AI Infrastructure Acquisition Corp.(7)	329,547	3,375
AI Infrastructure Acquisition Corp. Class A(7)	218,207	2,189
Aldabra 4 Liquidity Opportunity Vehicle, Inc.(7)	205,685	2,051
Aldel Financial II, Inc.(7)	1,100,357	11,631
American Drive Acquisition Co.(7)	122,705	1,223
Andretti Acquisition Corp. II Class A(7)	1,010,011	10,762
Apex Treasury Corp.(7)	123,616	1,247
Apex Treasury Corp. Class A(7)	824,824	8,240
Archimedes Tech SPAC Partners II Co.(7)	789,859	8,222
Archimedes Tech SPAC Partners III Co.(7)	82,300	821
Armada Acquisition Corp. II Class A(7)	697,697	7,193
Artius II Acquisition, Inc. Class A(7)	943,963	9,751
Axiom Intelligence Acquisition Corp. 1 Class A(7)	555,799	5,630
Bain Capital GSS Investment Corp.(7)	206,081	2,104
Berto Acquisition Corp.(7)	587,487	6,022
BEST SPAC I Acquisition Corp. Class A(7)	41,072	420
Bitcoin Infrastructure Acquisition Corp., Ltd.(7)	181,150	1,811
Blue Acquisition Corp.(7)	101,474	1,048
Blue Acquisition Corp. Class A(7)	231,983	2,369
Blue Water Acquisition Corp. III Class A(7)	465,117	4,786
Blue Water Acquisition Corp. IV(7)	82,791	821
Blueport Acquisition Ltd. Class A(7)	82,278	824
Bluerock Acquisition Corp.(7)	205,938	2,066
BTC Development Corp.(7)	41,217	416
Cal Redwood Acquisition Corp. Class A(7)	822,672	8,350
Calisa Acquisition Corp.(7)	230,004	2,307
Calisa Acquisition Corp.(7)	12,980	136
Cambridge Acquisition Corp.(7)	164,983	1,643
Cantor Equity Partners I, Inc. Class A(7)	104,507	1,097
Cantor Equity Partners III, Inc. Class A(7)	41,061	423
Cantor Equity Partners V, Inc. Class A(7)	370,588	3,743
Cartesian Growth Corp. III Class A(7)	279,845	2,868
Centurion Acquisition Corp.(7)	659,210	7,103
ChampionsGate Acquisition Corp.(7)	49,277	499
Charlton Aria Acquisition Corp. Class A(7)	189,665	2,005
Chenghe Acquisition III Co.(7)	226,646	2,291
Chenghe Acquisition III Co. Class A(7)	1,648	17
Churchill Capital Corp. IX(7)	786,411	8,415
Churchill Capital Corp. XI(7)	40,902	419
CO2 Energy Transition Corp.(7)(9)	125,000	1,296
Cohen Circle Acquisition Corp. II(7)	172,946	1,788
Colombier Acquisition Corp. III(7)	71,857	731
Columbus Circle Capital Corp. II(7)	123,826	1,231
Copley Acquisition Corp. Class A(7)	781,303	8,040
Crane Harbor Acquisition Corp. II(7)	41,185	416
Crown Reserve Acquisition Corp. I(7)	205,950	2,084
Crown Reserve Acquisition Corp. I Class A(7)	502,418	5,034
CSLM Digital Asset Acquisition Corp. III Ltd.(7)	329,668	3,343
CSLM Digital Asset Acquisition Corp. III Ltd. Class A(7)	536,331	5,385
D Boral ARC Acquisition I Corp. Class A(7)	308,551	3,123
Daedalus Special Acquisition Corp.(7)	117,102	1,175
Drugs Made In America Acquisition Corp.(7)	1,627,571	17,089
Drugs Made In America Acquisition II Corp.(7)	414,523	4,162
Drugs Made In America Acquisition II Corp.(7)	411,754	4,109
DT Cloud Star Acquisition Corp.(7)	150,697	1,668
Dune Acquisition Corp. II(7)	582,415	6,016
	Shares/Units	Value
Dynamix Corp. III(7)	41,201	$414
EGH Acquisition Corp. Class A(7)	66,454	678
Emmis Acquisition Corp. Class A(7)	144,253	1,450
EQV Ventures Acquisition Corp. II(7)	405,332	4,118
Eureka Acquisition Corp.(7)	41,046	465
Fact II Acquisition Corp.(7)	676,552	7,107
FG Merger II Corp.(7)	227,688	2,300
Fifth Era Acquisition Corp. I Class A(7)	71,110	732
FIGX Capital Acquisition Corp.(7)	69,803	711
FIGX Capital Acquisition Corp. Class A(7)	107,002	1,084
Flag Ship Acquisition Corp.(7)	43,434	475
Future Vision II Acquisition Corp.(7)	322,503	3,473
FutureCrest Acquisition Corp.(7)	8,243	84
Galata Acquisition Corp. II Class A(7)	144,239	1,441
Gesher Acquisition Corp. II Class A(7)	198,625	2,058
GigCapital7 Corp. Class A(7)	354,535	3,776
GigCapital8 Corp. Class A(7)	1,095,713	10,924
GigCapital9 Corp.(7)	247,524	2,485
GigCapital9 Corp. Class A(7)	82,771	814
Globa Terra Acquisition Corp. Class A(7)	1,123,374	11,515
Gores Holdings X, Inc. Class A(7)	423,383	4,327
GP-Act III Acquisition Corp. Class A(7)	819,355	8,882
Graf Global Corp. Class A(7)	188,770	2,022
GSR IV Acquisition Corp. Class A(7)	761,997	7,643
Harvard Ave Acquisition Corp.(7)	493,478	4,994
Harvard Ave Acquisition Corp. Class A(7)	115,352	1,155
Haymaker Acquisition Corp. 4(7)(10)	1,780,002	20,399
HCM III Acquisition Corp.(7)	20,555	211
Highview Merger Corp. Class A(7)	140,462	1,412
Idea Acquisition Corp.(7)	123,826	1,227
Illumination Acquisition Corp. I(7)	123,931	1,229
Indigo Acquisition Corp.(7)	206,081	2,090
Infinite Eagle Acquisition Corp.(7)	41,115	418
Inflection Point Acquisition Corp. V Class A(7)	501,772	5,218
Iron Horse Acquisition II Corp.(7)	122,705	1,222
ITHAX Acquisition Corp. III(7)	205,930	2,051
Jackson Acquisition Co. II Class A(7)	1,081,376	11,452
Jena Acquisition Corp. II Class A(7)	750,366	7,669
K&F Growth Acquisition Corp. II Class A(7)	1,401,860	14,635
Kochav Defense Acquisition Corp. Class A(7)	1,178,014	12,075
KRAKacquisition Corp.(7)	41,162	412
LaFayette Acquisition Corp.(7)	166,398	1,672
Lafayette Digital Acquisition Corp. I(7)	82,251	817
Lake Superior Acquisition Corp.(7)	210,187	2,127
Lake Superior Acquisition Corp. Class A(7)	164,763	1,653
Lakeshore Acquisition III Corp.(7)(10)	566,036	5,830
Launch Two Acquisition Corp. Class A(7)	888,665	9,438
Launchpad Cadenza Acquisition Corp. I(7)	273,602	2,731
Leapfrog Acquisition Corp.(7)	102,989	1,035
Legato Merger Corp. III(7)	451,946	4,967
Legato Merger Corp. IV(7)	123,450	1,232
Lightwave Acquisition Corp. Class A(7)	612,574	6,199
Lionheart Holdings Class A(7)	329,651	3,544
Live Oak Acquisition Corp. V Class A(7)	447,323	4,652
M Evo Global Acquisition Corp. II(7)	241,404	2,416
M3-Brigade Acquisition VI Corp.(7)	41,204	418
McKinley Acquisition Corp.(7)	82,396	836
McKinley Acquisition Corp. Class A(7)	609,330	6,130
Melar Acquisition Corp. I Class A(7)	402,775	4,346
Mercer Park Opportunities Corp.(7)	219,167	2,292
Meshflow Acquisition Corp.(7)	288,278	2,871
Miluna Acquisition Corp. Class A(7)	370,330	3,707
Mountain Lake Acquisition Corp. Class A(7)	748,758	7,884
Mountain Lake Acquisition Corp. II(7)	505,956	5,024
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares/Units	Value
MOZAYYX Acquisition Corp.(7)	165,243	$1,643
Muzero Acquisition Corp.(7)	164,704	1,635
New Providence Acquisition Corp. III Class A(7)	934,526	9,588
Newbury Street II Acquisition Corp. Class A(7)	768,439	8,076
NewHold Investment Corp. III Class A(7)	408,082	4,240
NMP Acquisition Corp. Class A(7)	412,088	4,187
Oak Woods Acquisition Corp. Class A(7)	53,000	647
Origin Investment Corp. I(7)	370,300	3,781
OTG Acquisition Corp. I(7)	103,025	1,049
Oxley Bridge Acquisition Ltd. Class A(7)	863,538	8,748
Oyster Enterprises II Acquisition Corp. Class A(7)	1,112,420	11,369
Pantages Capital Acquisition Corp.(7)	425,393	4,458
Perimeter Acquisition Corp. I Class A(7)	123,197	1,263
Pioneer Acquisition I Corp. Class A(7)	993,533	10,094
Plum Acquisition Corp. IV(7)	873,367	9,223
Praetorian Acquisition Corp.(7)	123,450	1,221
ProCap Acquisition Corp.(7)	56,745	580
ProCap Acquisition Corp. Class A(7)	202,759	2,066
Proem Acquisition Corp. I(7)	100,871	1,007
Pyrophyte Acquisition Corp. II Class A(7)	206,058	2,079
Quantumsphere Acquisition Corp.(7)	82,383	833
Quantumsphere Acquisition Corp.(7)	206,081	2,086
Quartzsea Acquisition Corp.(7)	283,194	2,940
Real Asset Acquisition Corp. Class A(7)	182,497	1,914
Republic Digital Acquisition Co. Class A(7)	681,549	6,965
Ribbon Acquisition Corp.(7)(10)	250,715	2,630
Rising Dragon Acquisition Corp.(7)(10)	350,634	3,661
Roman DBDR Acquisition Corp. II(7)	152,688	1,599
SC II Acquisition Corp. Class A(7)	411,153	4,103
Siddhi Acquisition Corp. Class A(7)	1,046,378	10,861
Silicon Valley Acquisition Corp.(7)	143,611	1,439
Silver Pegasus Acquisition Corp.(7)	102,663	1,065
Silver Pegasus Acquisition Corp. Class A(7)	288,479	2,934
Silverbox Corp. IV Class A(7)	293,505	3,140
SilverBox Corp. V(7)	82,351	828
SIM Acquisition Corp. I Class A(7)	665,811	7,144
Sizzle Acquisition Corp. II Class A(7)	1,372,305	14,080
Social Commerce Partners Corp.(7)	102,579	1,027
Solarius Capital Acquisition Corp. Class A(7)	527,480	5,370
Soren Acquisition Corp.(7)	164,462	1,633
Soulpower Acquisition Corp. Class A(7)	1,142,683	11,712
Space Asset Acquisition Corp.(7)	51,451	524
SPACSphere Acquisition Corp.(7)	412,633	4,155
Spring Valley Acquisition Corp. III(7)	61,814	637
Starry Sea Acquisition Corp.(7)	309,087	3,137
Stellar V Capital Corp. Class A(7)	165,716	1,735
StoneBridge Acquisition II Corp. Class A(7)	72,462	728
Tavia Acquisition Corp.(7)(10)	625,033	6,607
Texas Ventures Acquisition III Corp. Class A(7)	129,665	1,347
Thayer Ventures Acquisition Corp. II Class A(7)	437,717	4,478
Titan Acquisition Corp. Class A(7)	1,214,636	12,547
Translational Development Acquisition Corp.(7)	162,558	1,717
UY Scuti Acquisition Corp.(7)	291,138	3,013
Vendome Acquisition Corp. I Class A(7)	425,585	4,311
Viking Acquisition Corp. I(7)	61,770	618
Vine Hill Capital Investment Corp. Class A(7)(9)	113,470	1,212
Voyager Acquisition Corp.(7)	877,096	9,394
Wen Acquisition Corp. Class A(7)	552,730	5,627
Westin Acquisition Corp. Class A(7)	186,147	1,860
White Pearl Acquisition Corp.(7)	121,184	1,224
White Pearl Acquisition Corp. Class A(7)	206,554	2,037
Wintergreen Acquisition Corp.(7)	209,760	2,152
	Shares/Units	Value
Yorkville Acquisition Corp. Class A(7)	453,704	$4,587
Total Special Purpose Acquisition Companies (Identified Cost $711,489)		735,499

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $2,114)		1,130

Escrow Notes—1.4%
Financials—1.4%
Altaba, Inc. Escrow(6)(7)	25,792,925	34,821
Pershing Square Escrow(6)(7)	547,537	—
		34,821

Total Escrow Notes (Identified Cost $11,446)		34,821

Total Long-Term Investments—88.5% (Identified Cost $2,111,974)		2,184,366

Short-Term Investments—9.0%
Money Market Mutual Funds—9.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 3.540%)(11)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 3.556%)(11)	28,836,498	28,836
Total Short-Term Investments (Identified Cost $221,636)		221,636

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(11)(14)	160,846	161
Total Securities Lending Collateral (Identified Cost $161)		161

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—97.5% (Identified Cost $2,333,771)		2,406,163

Securities Sold Short—(1.0)%

Common Stocks—(1.0)%
Energy—(0.7)%
Devon Energy Corp.	(320,244)	(16,114)
Health Care—(0.0)%
Boston Scientific Corp.(7)	(8,094)	(508)
Industrials—(0.3)%
Cintas Corp.	(15,158)	(2,564)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value
Industrials—continued
Union Pacific Corp.	(22,814)	$(5,535)
		(8,099)

Total Securities Sold Short (Identified Proceeds $(23,617))		(24,721)

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $2,624)		(1,619)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—96.4% (Identified Cost $2,307,530)		$2,379,823
Other assets and liabilities, net—3.6%		88,265
NET ASSETS—100.0%		$2,468,088

Abbreviations:
LLC	Limited Liability Company
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $74,087 or 3.0% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)
Variable rate security. Rate disclosed is as of March 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $174,881.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)
Delisted security. As of March 31, 2026, the common stock is classified as a
Level 3 investment due to the absence of observable market inputs and had a cost of $129,652 and its market value represents 5.8% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.

(9)	All or a portion of security is on loan.
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)
The Merger Fund does not invest in the underlying funds for the purpose of exercising management or control: however, investments made by the Fund within each of its principal investment strategies may present a significant portion of an underlying fund’s net assets.

(13)	Amount is less than $500 (not in thousands).
(14)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	68%
Cayman Islands	30
Virgin Islands(British)	1
Jersey	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2026.
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Open purchased options contracts as of March 31, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Clearwater Analytics Holdings, Inc.	18	$32	$17.50	06/18/26	$1
State Street SPDR S&P 500® ETF Trust	1,333	81,979	615.00	05/15/26	1,129
Total Purchased Options					$1,130
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of March 31, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Chart Industries, Inc.	(14)	$(294)	$210.00	06/18/26	$(— ) (3)
DigitalBridge Group, Inc.	(20,560)	(32,896)	16.00	04/17/26	(103)
DigitalBridge Group, Inc.	(424)	(678)	16.00	06/18/26	(2)
Electronic Arts, Inc.	(69)	(1,449)	210.00	06/18/26	(— ) (3)
Masimo Corp.	(360)	(6,480)	180.00	09/18/26	(41)
State Street SPDR S&P 500® ETF Trust	(889)	(60,008)	675.00	05/15/26	(702)
Warner Bros Discovery, Inc.	(908)	(2,452)	27.00	04/17/26	(46)
Warner Bros Discovery, Inc.	(1,278)	(3,578)	28.00	04/17/26	(14)
Warner Bros Discovery, Inc.	(1,783)	(4,458)	25.00	04/17/26	(410)
Warner Bros Discovery, Inc.	(3,947)	(11,446)	29.00	04/17/26	(4)
Warner Bros Discovery, Inc.	(2,560)	(7,680)	30.00	04/17/26	(3)
					(1,325)
Put Option(2)
State Street SPDR S&P 500® ETF Trust	(978)	(55,257)	565.00	05/15/26	(294)
Total Written Options					$(1,619)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of March 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPY	3,345,440	USD	21,027	GS	04/22/26	$98	$—
USD	3,537	EUR	2,990	JPM	04/01/26	81	—
USD	37,790	GBP	28,204	GS	04/15/26	461	—
USD	21,243	JPY	3,345,440	GS	04/22/26	117	—
USD	29,110	GBP	21,441	GS	08/12/26	754	—
USD	37,143	GBP	27,470	GS	11/18/26	864	—
Total						$2,375	$—
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Over-the-counter total return swaps outstanding as of March 31, 2026 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Apollo Commercial Real Estate Finance, Inc.	Pay	4.540% (0.900% + OBFR)	3 Month	JPM	03/23/27	$100	$— (3)	$—	$— (3)
Beazley plc	Pay	4.490% (0.850% + OBFR)	1 Month	GS	03/09/27	26,885	731	731	—
Bristol-Myers Squibb Co.(4),(5)	Pay	5.320% (0.750% + OBFR)	1 Month	BAML	03/02/27	— (3)	498	498	—
CyberArk Software Ltd.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/15/27	9,228	(13)	—	(13)
Electronic Arts, Inc.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	02/26/27	2,417	(5)	—	(5)
Just Group plc	Pay	4.490% (0.850% + OBFR)	1 Month	GS	09/03/26	36,406	883	883	—
Schroders plc	Pay	4.640% (1.000% + OBFR)	1 Month	GS	03/17/27	35,546	(138)	—	(138)
Webster Financial Corp.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/12/27	7,283	(265)	—	(265)
Webster Financial Corp.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	03/25/27	7,335	(327)	—	(327)
							1,364	2,112	(748)
Short Total Return Swap Contracts
Banco Santander S.A.	Receive	3.190% ((0.450)% + OBFR)	1 Month	GS	03/12/27	(34,788)	1,437	1,437	—
Banco Santander S.A.	Receive	3.140% ((0.500)% + OBFR)	3 Month	JPM	04/26/27	(7,743)	656	656	—
Boston Scientific Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(3,982)	424	424	—
Charter Communications, Inc.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	11/30/26	(8,318)	1,011	1,011	—
Cintas Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(28,886)	3,828	3,828	—
Devon Energy Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(23,622)	(2,504)	—	(2,504)
Devon Energy Corp.	Receive	3.390% ((0.250)% + OBFR)	3 Month	JPM	04/12/27	(3,992)	(476)	—	(476)
Kimberly-Clark Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/06/27	(4,321)	300	300	—
Skyworks Solutions, Inc.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	03/18/27	(9,478)	892	892	—
Skyworks Solutions, Inc.	Receive	3.390% ((0.250)% + OBFR)	3 Month	JPM	03/29/27	(2,913)	296	296	—
Transocean Ltd.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(4,356)	(389)	—	(389)
Union Pacific Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	12/29/26	(56,865)	(2,467)	—	(2,467)
Union Pacific Corp.	Receive	3.390% ((0.250)% + OBFR)	3 Month	JPM	04/12/27	(39,833)	(875)	—	(875)
							2,133	8,844	(6,711)
Total							$3,497	$10,956	$(7,459)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$13,843	$—	$13,843	$—
Corporate Bonds and Notes	131,053	—	131,053	—
Leveraged Loans	4,789	—	4,789	—
Equity Securities:
Common Stocks	1,155,514	1,010,448	430	144,636 (1)
Rights	2,664	1,588	29	1,047
Warrants	1,570	1,552	18	— (1)
Special Purpose Acquisition Companies	735,499	686,128	49,371	—
Escrow Notes	34,821	—	—	34,821 (1)
Affiliated Mutual Fund	103,483	103,483	—	—
Money Market Mutual Funds	221,636	221,636	—	—
Securities Lending Collateral	161	161	—	—
Other Financial Instruments:
Purchased Options	1,130	1,130	—	—
Forward Foreign Currency Exchange Contracts*	2,375	—	2,375	—
Over-the-Counter Total Return Swaps*	10,956	—	10,458	498
Total Assets	2,419,494	2,026,126	212,366	181,002
Liabilities:
Securities Sold Short:
Common Stocks	(24,721)	(24,721)	—	—
Other Financial Instruments:
Written Options	(1,619)	(1,617)	(2)	—
Over-the-Counter Total Return Swaps*	(7,459)	—	(7,459)	—
Total Liabilities	(33,799)	(26,338)	(7,461)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,385,695	$1,999,788	$204,905	$181,002

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $34,821 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stock	Escrow Notes	Warrants	Rights	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2025:	$145,087	$143,542	$— (a)	$— (a)	$1,047	$498
Net realized gain (loss)	— (b)	— (b)	—	—	—	—
Net change in unrealized appreciation (depreciation)(c)	1,094	1,094	—	—	—	—
Sales(d)	— (b)	— (b)	—	—	—	—
Transfers into Level 3(e)	34,821	—	34,821	—	—	—
Balance as of March 31, 2026	$181,002	$144,636	$34,821 (a)	$— (a)	$1,047	$498
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026, was $1,103.
(d)Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of March 31, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2026:

Investments in Securities – Assets	Ending Balance at March 31, 2026	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
Endeavor Group Holdings, Inc. Class A	$143,533	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

THE MERGER FUND®
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.